Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	2013 Convertible Financing [Member]	2014 Financing Warrants [Member]	Convertible Preferred Stock [Member]	Common Stock [Member]	Common Stock [Member] 2013 Convertible Financing [Member]	Common Stock [Member] 2014 Financing Warrants [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] 2013 Convertible Financing [Member]	Additional Paid-in Capital [Member] 2014 Financing Warrants [Member]	Accumulated Deficit [Member]	Other Comprehensive Income (Loss) [Member]
Balance at Dec. 31, 2013	$ 2,908							$ 15,801			$ (12,893)
Balance, shares at Dec. 31, 2013				1,000,000	3,093,300
Stock issued during period conversion of convertible securities		$ 7,444	$ 10,620						$ 7,444	$ 10,620
Stock issued during period conversion of convertible securities, shares						827,163	963,510
Issuance of common stock for services	264							264
Issuance of common stock for services, shares					39,000
Exercise of warrants	250							250
Exercise of warrants, shares					29,514
Increase in fair value of amended conversion feature (Note 6)	92							92
Issuance of warrants in connection with 2013 convertible financing	334							334
Net loss	(9,712)										(9,712)
Balance at Dec. 31, 2014	12,200							34,805			(22,605)
Balance, shares at Dec. 31, 2014				1,000,000	4,952,487
Stock-based compensation	1,125							1,125
Stock issued during period conversion of convertible securities			$ 9,257				$ 1			$ 9,256
Stock issued during period conversion of convertible securities, shares | Pro Forma [Member]				(1,000,000)	250,000
Stock issued during period conversion of convertible securities, shares							840,479
Exercise of warrants	25							25
Exercise of warrants, shares					3,125
Increase in fair value of amended conversion feature (Note 6)		$ 92
Net unrealized loss on marketable securities	(18)											$ (18)
Net loss	(11,564)										(11,564)
Balance (Pro Forma [Member]) at Dec. 31, 2015	11,025				$ 1			45,211			(34,169)	(18)
Balance at Dec. 31, 2015	11,025				$ 1			$ 45,211			$ (34,169)	$ (18)
Balance, shares (Pro Forma [Member]) at Dec. 31, 2015					6,046,091
Balance, shares at Dec. 31, 2015				1,000,000	5,796,091
Net unrealized loss on marketable securities	18
Net loss	(14,966)
Balance at Sep. 30, 2016	$ 13,535